SCHEDULE OF INTANGIBLE ASSETS WITH FINITE USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2024
Customer relationship intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, useful life	5 years
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, useful life	5 years
Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets, useful life	5 years